Document and Entity Information	3 Months Ended
Mar. 31, 2023
Document and Entity Information [Abstract]
Document Type	S-1/A
Amendment Description	Amendment No. 3
Entity Registrant Name	ProSomnus, Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001934064
Amendment Flag	true